UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-22641

Franklin Alternative Strategies Funds

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (650) 312-2000

Date of fiscal year end:      5/31

Date of reporting period:   6/30/12

Item 1. Proxy Voting Records.

N/A

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Franklin Floating Rate Master Trust

By (Signature and Title)* /s/LAURA F. FERGERSON_____________________________

Laura F. Fergerson,

Chief Executive Officer – Finance and Administration

Date  August 24, 2012

* Print the name and title of each signing officer under his or her signature.